Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues
Schedule of revenues

	For the year ended
	December 31,
	2017	2018	2019
Revenues from time charters	401,806	371,726	373,693
Revenues from the Cool Pool	—	11,475	4,994
Total	401,806	383,201	378,687